Consolidated Balance Sheets - USD ($)	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and cash equivalents	$ 32,712,610		$ 24,617,996		$ 13,285,357
Accounts receivable	15,202,198		14,068,477		5,979,247
Related party receivable			563,084
Prepaid expenses and other	4,824,443		4,632,965		817,212
Total current assets	52,739,251		43,882,522		20,081,816
Property, plant and equipment, net	1,876,382		1,610,652		1,247,149
Restricted cash	11,678,713		13,283,121		9,976,701
Customer relationships, net of accumulated amortization	265,284,508		247,589,240		62,528,880
Software, net of amortization	61,664,897		61,219,143		5,170,748
Other intangible assets, net of accumulated amortization	24,533,971		24,241,505		523,133
Goodwill	411,702,399		389,660,519		119,529,202
Deferred tax assets	347,758
Other assets			555,449
Total noncurrent assets	777,088,628		738,159,629		198,975,813
Total assets	829,827,879		782,042,151		219,057,629
Liabilities
Accounts payable	10,887,469		9,586,001		2,909,378
Related party payable	31,791,494		14,571,266		0
Accrued expenses	12,228,936		15,965,683		12,837,826
Current maturities of long-term debt	5,502,000	[1]	5,500,000	[1],[2]	4,900,000	[2]
Current tax receivable agreement	6,336,487		6,336,487
Total current liabilities	66,746,386		51,959,437		20,647,204
Long-term debt, net of current maturities	240,955,360		197,942,705		85,815,204
Line of credit			10,000,000		3,500,000
Tax receivable agreement	61,381,702		60,839,739
Deferred tax liability			768,335
Other liabilities	9,311,648		16,864		16,864
Total noncurrent liabilities	311,648,710		269,567,643		89,332,068
Total liabilities	378,395,096		321,527,080		109,979,272
Commitment and contingencies (Note 12)
Members' Equity					109,078,357
Stockholders' equity
Additional paid-in capital	314,971,234		307,914,346
Accumulated other comprehensive (loss) income	(5,329,705)		313,397
Accumulated deficit	(57,310,504)		(53,878,460)
Total stockholders' equity	252,334,809		254,353,036		254,353,036
Equity attributable to non-controlling interests	199,097,974		206,162,035
Total liabilities and stockholders' equity and members' equity	829,827,879		782,042,151		219,057,629
Class A Common Stock
Stockholders' equity
Class A common stock, $0.0001 par value; 2,000,000,000 shares authorized and 37,530,568 issued and outstanding as of December 31, 2019	3,784		3,753
Total stockholders' equity	$ 3,784		$ 3,753		$ 3,753

[1]	Pursuant to the terms of the New Credit Agreement, the Company is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the "Term Loans").
[2]	Pursuant to the terms of the New Credit Agreement, the Successor is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the "Term Loans"). Under the Prior Credit Agreement, the Predecessor was required to make quarterly principal payments equal to 1.25% of the initial principal amount of the Term Loans.